UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 02/28/2019

Date of reporting period: 08/31/2018

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Stringer Growth Fund and Stringer Moderate Growth Fund, each a series of the 360 Funds, for the period ended August 31, 2018 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1), is filed herewith.

Stringer Growth Fund

Class A Shares (Ticker Symbol: SRGAX)

Class C Shares (Ticker Symbol: SRGCX)

Institutional Class Shares (Ticker Symbol: SRGIX)

Stringer Moderate Growth Fund

Class A Shares (Ticker Symbol: SRQAX)

Class C Shares (Ticker Symbol: SRQCX)

Institutional Class Shares (Ticker Symbol: SRQIX)

Series of the

360 Funds

SEMI-ANNUAL REPORT

August 31, 2018

Investment Adviser

Stringer Asset Management, LLC

5050 Poplar Avenue, Suite 1103

Memphis, TN 38157

Stringer Funds	SEMI-ANNUAL REPORT

INVESTMENT HIGHLIGHTS

August 31, 2018 (Unaudited)

Stringer Growth Fund

The investment objective of the Stringer Growth Fund (the “Fund”) is long-term growth of capital. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”). The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio. The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies. At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

The percentages in the above graph are based on the portfolio holdings of the Fund as of August 31, 2018 and are subject to change.

Stringer Funds	SEMI-ANNUAL REPORT

INVESTMENT HIGHLIGHTS

August 31, 2018 (Unaudited)

Stringer Moderate Growth Fund

The investment objective of the Stringer Moderate Growth Fund (the “Fund”) is capital appreciation while also maintaining principal stability. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”) that invest in equity securities. The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio. The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies. At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

The percentages in the above graph are based on the portfolio holdings of the Fund as of August 31, 2018 and are subject to change.

STRINGER FUNDS	SEMI-ANNUAL REPORT
Stringer Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2018 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS - 98.55%

ALTERNATIVE FUNDS - 4.08%
JPMorgan Managed Futures ETF	64,602	$1,582,749

DEBT FUNDS - 4.06%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	57,105	1,573,243

EQUITY FUNDS - 90.41%
First Trust Dow Jones Internet Index Fund	14,563	2,121,683
Goldman Sachs ActiveBeta International Equity ETF	182,905	5,386,552
iShares Edge MSCI International Momentum Factor ETF	60,500	1,813,790
iShares Edge MSCI Min Vol Global ETF	23,176	2,012,836
iShares Edge MSCI USA Momentum Factor ETF	41,412	4,894,070
Real Estate Select Sector SPDR Fund	56,900	1,926,065
SPDR MSCI Emerging Markets StrategicFactors ETF	23,000	1,383,220
SPDR Portfolio Mid Cap ETF	65,151	2,407,851
SPDR S&P 400 Mid Cap Value ETF	22,008	1,199,216
SPDR S&P Aerospace & Defense ETF	20,030	1,924,282
SPDR S&P Health Care Equipment ETF	25,335	2,235,054
Vanguard Value ETF	35,063	3,882,175
Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	62,673	1,918,421
WisdomTree International Equity Fund	37,086	1,959,468
		35,064,683

TOTAL EXCHANGE-TRADED FUNDS (Cost $33,865,256)		38,220,675

SHORT TERM INVESTMENTS - 1.52%
Federated Government Obligations Fund - Institutional Shares, 1.83% (a) (Cost $590,012)	590,012	590,012

TOTAL INVESTMENTS (Cost $34,455,268) - 100.07%		$38,810,687
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.07)%		(27,818)
NET ASSETS - 100%		$38,782,869

Percentages are stated as a percent of net assets.

(a) Rate shown represents the 7-day yield at August 31, 2018, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS	SEMI-ANNUAL REPORT
Stringer Moderate Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2018 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS - 95.72%

ALTERNATIVE FUNDS - 3.94%
JPMorgan Managed Futures ETF	12,347	$302,502

DEBT FUNDS - 25.83%
Invesco Variable Rate Preferred Portfolio	8,732	219,348
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	15,939	439,119
Vanguard Total Bond Market ETF	16,677	1,322,820
		1,981,287

EQUITY FUNDS - 65.95%
First Trust Dow Jones Internet Index Fund	2,073	302,015
Goldman Sachs ActiveBeta International Equity ETF	21,023	619,127
iShares Edge MSCI International Momentum Factor ETF	12,199	365,726
iShares Edge MSCI Min Vol Global ETF	3,400	295,290
iShares Edge MSCI USA Momentum Factor ETF	4,786	565,610
Real Estate Select Sector SPDR Fund	8,772	296,932
SPDR MSCI Emerging Markets StrategicFactors ETF	5,100	306,714
SPDR Portfolio Mid Cap ETF	8,084	298,768
SPDR S&P 400 Mid Cap Value ETF	3,397	185,103
SPDR S&P Aerospace & Defense ETF	3,110	298,778
SPDR S&P Health Care Equipment ETF	3,582	316,004
Vanguard Value ETF	4,995	553,046
Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	12,058	369,095
WisdomTree International Equity Fund	5,428	286,793
		5,059,001

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,870,057)		7,342,790

SHORT TERM INVESTMENTS - 4.24%
Federated Government Obligations Fund - Institutional Shares, 1.83% (a) (Cost $325,058)	325,058	325,058

TOTAL INVESTMENTS (Cost $7,195,115) - 99.96%		$7,667,848
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.04%		3,091
NET ASSETS - 100%		$7,670,939

Percentages are stated as a percent of net assets.

(a) Rate shown represents the 7-day yield at August 31, 2018, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2018 (Unaudited)	SEMI-ANNUAL REPORT

	Stringer Growth Fund	Stringer Moderate Growth Fund
Assets
Investments, at value	$38,810,687	$7,667,848
Due from adviser	—	4,514
Receivables:
Interest	692	505
Prepaid expenses	14,377	3,968
Total assets	38,825,756	7,676,835

Liabilities:
Payables:
Due to adviser	19,806	—
Accrued distribution (12b-1) fees	18,357	1,019
Due to administrator	3,211	2,044
Accrued Trustee fees	32	32
Accrued expenses	1,481	2,801
Total liabilities	42,887	5,896
Net Assets	$38,782,869	$7,670,939

Sources of Net Assets:
Paid-in capital	$31,932,254	$6,878,365
Accumulated net realized gain on investments	2,488,506	282,275
Undistributed net investment income	6,690	37,566
Net unrealized appreciation on investments	4,355,419	472,733
Total Net Assets (Unlimited shares of beneficial interest authorized)	$38,782,869	$7,670,939

Total Investments, at cost	$34,455,268	$7,195,115

Class A Shares:
Net assets	$8,009,259	$1,397,027
Shares Outstanding (Unlimited shares of beneficial interest authorized)	610,393	126,969
Net Asset Value Per Share	$13.12	$11.00

Maximum Offering Price Per Share (a)	$13.88	$11.64

Minimum Redemption Price Per Share (b)	$12.99	$10.89

Class C Shares:
Net assets	$13,741,484	$408,434
Shares Outstanding (Unlimited shares of beneficial interest authorized)	1,059,483	37,369
Net Asset Value and Offering Price Per Share	$12.97	$10.93

Minimum Redemption Price Per Share (c)	$12.84	$10.82

Institutional Class Shares:
Net assets	$17,032,126	$5,865,478
Shares Outstanding (Unlimited shares of beneficial interest authorized)	1,293,520	531,717
Net Asset Value, Offering and Redemption Price Per Share	$13.17	$11.03

(a) A maximum sales charge of 5.50% is imposed on Class A shares.

(b) Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within one year from the date of purchase.

(c) A contingent deferred sales charge (“CDSC”) of 1.00% is imposed in the event of certain redemption transactions made within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS

STATEMENTS OF OPERATIONS

      SEMI-ANNUAL REPORT

	Stringer Growth Fund	Stringer Moderate Growth Fund
	For the Six Month Period Ended August 31, 2018	For the Six Month Period Ended August 31, 2018
	(Unaudited)	(Unaudited)
Investment income:
Dividends	$380,877	$87,682
Interest	5,002	2,868
Total investment income	385,879	90,550

Expenses:
Management fees (Note 5)	187,880	32,456
Distribution (12b-1) fees - Class A	10,625	1,677
Distribution (12b-1) fees - Class C	70,208	2,052
Accounting and transfer agent fees and expenses	46,502	34,949
Registration and filing fees	9,293	1,298
Trustee fees and expenses	7,601	7,601
Audit fees	6,050	6,050
Custodian fees	5,099	4,585
Miscellaneous	4,804	4,711
Legal fees	3,741	3,704
Pricing fees	814	1,008
Insurance	1,442	272
Reports to shareholders	252	252
Total expenses	354,311	100,615
Less: fees recouped and (fees waived and expenses absorbed)	(65,842)	(54,312)
Net expenses	288,469	46,303

Net investment income	97,410	44,247

Realized and unrealized gain:
Net realized gain on:
Investments (a)	626,097	123,314
Net realized gain on investments	626,097	123,314

Net change in unrealized appreciation on:
Investments	645,331	72,016
Net change in unrealized appreciation	645,331	72,016

Net gain on investments	1,271,428	195,330

Net increase in net assets resulting from operations	$1,368,838	$239,577

(a) Includes capital gains distributions from underlying investments of $0 and $286 for the Stringer Growth Fund and Stringer Moderate Growth Fund, respectively.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	Stringer Growth Fund
	For the Six Month Period Ended August 31, 2018	For the Year Ended February 28, 2018
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$97,410	$298,238
Net realized gain on investments	626,097	5,160,011
Net unrealized appreciation (depreciation) on investments	645,331	(227,110)
Net increase in net assets resulting from operations	1,368,838	5,231,139

Distributions to shareholders from:
Net investment income - Class A	—	(95,811)
Net investment income - Class C	—	(17,207)
Net investment income - Institutional Class	—	(175,719)
Net realized capital gains - Class A	—	(693,882)
Net realized capital gains - Class C	—	(928,222)
Net realized capital gains - Institutional Class	—	(970,934)
Total distributions	—	(2,881,775)

Capital share transactions (Note 3):
Decrease in net assets from capital share transactions	(3,979,976)	(5,409,815)

Decrease in net assets	(2,611,138)	(3,060,451)

Net Assets:
Beginning of year	41,394,007	44,454,458

End of year	$38,782,869	$41,394,007
Accumulated undistributed net investment income (loss)	$6,690	$(90,720)

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	Stringer Moderate Growth Fund
	For the Six Month Period Ended August 31, 2018	For the Year Ended February 28, 2018
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$44,247	$83,257
Net realized gain on investments	123,314	548,244
Net unrealized appreciation on investments	72,016	5,513
Net increase in net assets resulting from operations	239,577	637,014

Distributions to shareholders from:
Net investment income - Class A	—	(12,842)
Net investment income - Class C	—	—
Net investment income - Institutional Class	—	(69,675)
Net realized capital gains - Class A	—	(2,986)
Net realized capital gains - Class C	—	(915)
Net realized capital gains - Institutional Class	—	(12,599)
Total distributions	—	(99,017)

Capital share transactions (Note 3):
Increase (decrease) in net assets from capital share transactions	154,352	(232,598)

Increase in net assets	393,929	305,399

Net Assets:
Beginning of year	7,277,010	6,971,611

End of year	$7,670,939	$7,277,010
Accumulated undistributed net investment income (loss)	$37,566	$(6,681)

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS
SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Growth Fund

	Class A
	For the Six Month Period Ended August 31, 2018		For the Year Ended February 28, 2018	For the Year Ended February 28, 2017	For the Year Ended February 29, 2016	For the Year Ended February 28, 2015	For the Period Ended February 28, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$12.65		$12.01	$10.45	$12.03	$11.42	$10.00

Investment Operations:
Net investment income	0.04		0.11	0.11	0.07	0.08	0.02
Net realized and unrealized gain (loss) on investments	0.43		1.46	1.56	(1.27)	0.65	1.46
Total from investment operations	0.47		1.57	1.67	(1.20)	0.73	1.48

Distributions:
From net investment income	—		(0.11)	(0.11)	(0.07)	(0.08)	(0.04)
From net realized capital gains	—		(0.82)	—	(0.31)	(0.04)	(0.02)
Total distributions	—		(0.93)	(0.11)	(0.38)	(0.12)	(0.06)

Net Asset Value, End of Year/Period	$13.12		$12.65	$12.01	$10.45	$12.03	$11.42

Total Return (b)	3.72	%(c)	13.09%	15.98%	(10.16)%	6.42%	14.82	%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$8,009		$10,083	$13,524	$18,368	$16,633	$10,942

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (e)	1.63	%(d)	1.63%	1.57%	1.56%	1.68%	2.40	%(d)
After fees waived and expenses absorbed/recouped (e)	1.30	%(d)	1.37%	1.57%	1.65%	1.65%	1.65	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed/recouped (e)	0.32	%(d)	0.60%	0.99%	0.67%	0.72%	(0.48	)%(d)
After fees waived and expenses absorbed/recouped (e)	0.65	%(d)	0.86%	1.00%	0.58%	0.75%	0.27	%(d)

Portfolio turnover rate	35	%(c)	126%	79%	144%	80%	53	%(c)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS
SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Growth Fund

	Class C
	For the Six Month Period Ended August 31, 2018		For the Year Ended February 28, 2018	For the Year Ended February 28, 2017	For the Year Ended February 29, 2016	For the Year Ended February 28, 2015	For the Period Ended February 28, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$12.55		$11.92	$10.36	$11.94	$11.37	$10.00

Investment Operations:
Net investment income (loss)	(0.01)		0.01	0.01	(0.01)	— (b)	(0.02)
Net realized and unrealized gain (loss) on investments	0.43		1.46	1.55	(1.26)	0.63	1.42
Total from investment operations	0.42		1.47	1.56	(1.27)	0.63	1.40

Distributions:
From net investment income	—		(0.02)	— (c)	—	(0.02)	(0.01)
From net realized capital gains	—		(0.82)	—	(0.31)	(0.04)	(0.02)
Total distributions	—		(0.84)	—	(0.31)	(0.06)	(0.03)

Net Asset Value, End of Year/Period	$12.97		$12.55	$11.92	$10.36	$11.94	$11.37

Total Return (d)	3.35	%(e)	12.27%	15.08%	(10.80)%	5.54%	14.06	%(e)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$13,741		$14,648	$15,582	$20,373	$16,157	$7,571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (g)	2.38	%(f)	2.38%	2.32%	2.31%	2.43%	3.15	%(f)
After fees waived and expenses absorbed/recouped (g)	2.05	%(f)	2.12%	2.32%	2.40%	2.40%	2.40	%(f)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed/recouped (g)	(0.43	)%(f)	(0.15)%	0.24%	(0.08)%	(0.03)%	(1.23	)%(f)
After fees waived and expenses absorbed/recouped (g)	(0.10	)%(f)	0.11%	0.25%	(0.17)%	0.00%	(0.48	)%(f)

Portfolio turnover rate	35	%(e)	126%	79%	144%	80%	53	%(e)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Net investment income per share was less than $0.01 per share for the year ended February 28, 2015.
(c)	Net investment income distribution was less than $0.01 per share for the year ended February 28, 2017.
(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	Annualized.
(g)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS
SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Growth Fund

	Institutional Class
	For the Six Month Period Ended August 31, 2018		For the Year Ended February 28, 2018	For the Year Ended February 28, 2017	For the Year Ended February 29, 2016	For the Year Ended February 28, 2015	For the Period Ended February 28, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$12.68		$12.04	$10.48	$12.05	$11.44	$10.00

Investment Operations:
Net investment income	0.06		0.15	0.14	0.09	0.08	0.04
Net realized and unrealized gain (loss) on investments	0.43		1.46	1.56	(1.26)	0.67	1.47
Total from investment operations	0.49		1.61	1.70	(1.17)	0.75	1.51

Distributions:
From net investment income	—		(0.15)	(0.14)	(0.09)	(0.10)	(0.05)
From net realized capital gains	—		(0.82)	—	(0.31)	(0.04)	(0.02)
Total distributions	—		(0.97)	(0.14)	(0.40)	(0.14)	(0.07)

Net Asset Value, End of Year/Period	$13.17		$12.68	$12.04	$10.48	$12.05	$11.44

Total Return (b)	3.86	%(c)	13.35%	16.25%	(9.88)%	6.63%	15.12	%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$17,032		$16,664	$15,348	$14,167	$17,034	$4,400

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recouped (e)	1.38	%(d)	1.38%	1.32%	1.31%	1.43%	2.15	%(d)
After fees waived and expenses absorbed/recouped (e)	1.05	%(d)	1.12%	1.32%	1.40%	1.40%	1.40	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed/recouped (e)	0.57	%(d)	0.85%	1.24%	0.92%	0.97%	(0.23	)%(d)
After fees waived and expenses absorbed/recouped (e)	0.90	%(d)	1.11%	1.25%	0.83%	1.00%	0.52	%(d)

Portfolio turnover rate	35	%(c)	126%	79%	144%	80%	53	%(c)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS
SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Moderate Growth Fund

	Class A
	For the Six Month Period Ended August 31, 2018		For the Year Ended February 28, 2018	For the Year Ended February 28, 2017	For the Period Ended February 29, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.69		$9.90	$9.07	$10.00

Investment Operations:
Net investment income	0.05		0.11	0.09	0.10
Net realized and unrealized gain (loss) on investments	0.26		0.81	0.84	(0.93)
Total from investment operations	0.31		0.92	0.93	(0.83)

Distributions:
From net investment income	—		(0.11)	(0.10)	(0.10)
From net realized capital gains	—		(0.02)	—	—
Total distributions	—		(0.13)	(0.10)	(0.10)

Net Asset Value, End of Year/Period	$11.00		$10.69	$9.90	$9.07

Total Return (b)	2.90	%(c)	9.29%	10.29%	(8.38	)%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$1,397		$1,283	$1,757	$607

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	2.64	%(d)	2.87%	2.84%	3.06	%(d)
After fees waived and expenses absorbed (e)	1.30	%(d)	1.36%	1.50%	1.50	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	(0.41	)%(d)	(0.47)%	(0.26)%	(0.38	)%(d)
After fees waived and expenses absorbed (e)	0.93	%(d)	1.04%	1.08%	1.18	%(d)

Portfolio turnover rate	47	%(c)	118%	84%	118	%(c)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS
SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Moderate Growth Fund

	Class C
	For the Six Month Period Ended August 31, 2018		For the Year Ended February 28, 2018	For the Year Ended February 28, 2017	For the Period Ended February 29, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.66		$9.85	$9.02	$10.00

Investment Operations:
Net investment income (loss)	0.01		(0.01)	(0.04)	0.02
Net realized and unrealized gain (loss) on investments	0.26		0.84	0.90	(0.92)
Total from investment operations	0.27		0.83	0.86	(0.90)

Distributions:
From net investment income	—		—	(0.03)	(0.08)
From net realized capital gains	—		(0.02)	—	—
Total distributions	—		(0.02)	(0.03)	(0.08)

Net Asset Value, End of Year/Period	$10.93		$10.66	$9.85	$9.02

Total Return (b)	2.53	%(c)	8.47%	9.51%	(9.02	)%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$408		$413	$617	$582

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	3.39	%(d)	3.62%	3.59%	3.81	%(d)
After fees waived and expenses absorbed (e)	2.05	%(d)	2.11%	2.25%	2.25	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	(1.16	)%(d)	(1.22)%	(1.01)%	(1.13	)%(d)
After fees waived and expenses absorbed (e)	0.18	%(d)	0.29%	0.33%	0.43	%(d)

Portfolio turnover rate	47	%(c)	118%	84%	118	%(c)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
FINANCIAL HIGHLIGHTS
SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Stringer
	Moderate Growth Fund

	Institutional Class
	For the Six Month Period Ended August 31, 2018		For the Year Ended February 28, 2018	For the Year Ended February 28, 2017	For the Period Ended February 29, 2016 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.70		$9.91	$9.07	$10.00

Investment Operations:
Net investment income	0.07		0.13	0.12	0.11
Net realized and unrealized gain (loss) on investments	0.26		0.82	0.84	(0.93)
Total from investment operations	0.33		0.95	0.96	(0.82)

Distributions:
From net investment income	—		(0.14)	(0.12)	(0.11)
From net realized capital gains	—		(0.02)	—	—
Total distributions	—		(0.16)	(0.12)	(0.11)

Net Asset Value, End of Year/Period	$11.03		$10.70	$9.91	$9.07

Total Return (b)	3.08	%(c)	9.59%	10.61%	(8.23	)%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$5,865		$5,580	$4,598	$3,886

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	2.39	%(d)	2.62%	2.59%	2.81	%(d)
After fees waived and expenses absorbed (e)	1.05	%(d)	1.11%	1.25%	1.25	%(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	(0.16	)%(d)	(0.22)%	(0.01)%	(0.13	)%(d)
After fees waived and expenses absorbed (e)	1.18	%(d)	1.29%	1.33%	1.43	%(d)

Portfolio turnover rate	47	%(c)	118%	84%	118	%(c)

(a)	The Stringer Moderate Growth Fund commenced operations on March 31, 2015.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2018 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Stringer Growth Fund and the Stringer Moderate Growth Fund (the “Funds”) are series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds are diversified Funds. The Stringer Growth Fund’s (the “Growth Fund”) investment objective is long-term growth of capital. The Stringer Moderate Growth Fund’s (the “Moderate Growth Fund”) investment objective is capital appreciation while also maintaining principal stability. The Funds’ investment adviser is Stringer Asset Management, LLC (the “Adviser”). The Funds offers three classes of shares, Class A, Class C and Institutional Class shares. Each class of shares for the Growth Fund commenced operations on March 27, 2013. Each class of shares for the Moderate Growth Fund commenced operations on March 31, 2015. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)           Exchange Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as the Funds, pay their proportionate share of these expenses. Your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs. By investing in the Funds, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Funds invest in addition to the Funds’ direct fees and expenses.

c)            Federal Income Taxes – The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the year ended February 28, 2018, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statements of operations. During the year ended February 28, 2018, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware State. As required by accounting principles generally accepted in the United States of America (“GAAP”), ASC 740, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended 2015, 2016, 2017 and 2018 for the Growth Fund; and, tax years ended 2016, 2017 and 2018 for the Moderate Growth Fund) and has concluded that no provision for income tax is required in these financial statements.

d)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications necessary for the six month period ended August 31, 2018.

e)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)             Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2018 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g)            Contingent Deferred Sales Charges – For initial purchases of Class A shares of a Fund of $1 million or more, a broker-dealer's commission (equal to 1.00% of such purchases over $1 million) may be paid by the Adviser to participating unaffiliated broker-dealers through whom such purchases are effected. A contingent deferred sales charge (“CDSC”) may be imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million and are redeemed within one year from the date of purchase. The Adviser may advance a commission to a dealer that sells such Class A shares and any CDSC will be reimbursed to the Adviser and will be equal to 0.50% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. There were no CDSC Fees from Class A redemptions reimbursed to the Adviser during the six month period ended August 31, 2018.

For initial purchases of Class C shares of a Fund, a broker-dealer's commission (equal to 1.00% of such purchases) may be paid by the Adviser to participating unaffiliated broker-dealers through whom such purchases are effected. A CDSC of 1.00% may be imposed on certain redemptions of Class C shares that are redeemed within one year from the date of purchase. The Adviser may advance a commission to a dealer that sells Class C shares and any CDSC will be reimbursed to the Adviser and will be equal to 1.00% of the lesser of (1) the net asset value at the time of purchase of the Class C shares being redeemed; or (2) the net asset value of such shares at the time of redemption. During the six month period ended August 31, 2018, CDSC Fees paid from Class C redemptions of $778 and $0 were reimbursed to the Adviser by the Growth Fund and Moderate Growth Fund, respectively.

2.	SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2018 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Fair Value Measurements

A description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value each Fund’s assets and liabilities measured at fair value as of August 31, 2018.

Growth Fund

Financial Instruments - Assets

Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds (2)	$38,220,675	$—	$38,220,675
Money Market Funds	590,012	—	590,012
Totals	$38,810,687	$—	$38,810,687

Moderate Growth Fund

Financial Instruments - Assets

Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds (2)	$7,342,790	$—	$7,342,790
Money Market Funds	325,058	—	325,058
Totals	$7,667,848	$—	$7,667,848

(1)       As of and during the six month period ended August 31, 2018, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All ETFs held in the Funds are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the six month period ended August 31, 2018. It is each Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the six month period ended August 31, 2018, no securities were fair valued.

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2018 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Growth Fund for the six month period ended August 31, 2018 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	37,539	(224,213)	—	(186,674)
Value	$474,904	$(2,833,012)	$—	$(2,358,108)
Class C
Shares	19,200	(126,653)	—	(107,453)
Value	$242,103	$(1,596,851)	$—	$(1,354,748)
Institutional Class
Shares	78,561	(99,273)	—	(20,712)
Value	$999,960	$(1,267,080)	$—	$(267,120)

Transactions in shares of capital stock for the Moderate Growth Fund for the six month period ended August 31, 2018 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	8,189	(1,317)	—	6,872
Value	$87,944	$(14,262)	$—	$73,682
Class C
Shares	3,464	(4,894)	—	(1,430)
Value	$36,875	$(52,181)	$—	$(15,306)
Institutional Class
Shares	145,010	(134,868)	—	10,142
Value	$1,546,721	$(1,450,745)	$—	$95,976

Transactions in shares of capital stock for the Growth Fund for the fiscal year ended February 28, 2018 were as follows:

	Sold	Redeemed	Reinvested	Net Decrease
Class A
Shares	60,685	(449,040)	59,182	(329,173)
Value	$756,029	$(5,613,041)	$750,427	$(4,106,585)
Class C
Shares	109,980	(320,499)	70,578	(139,941)
Value	$1,383,989	$(4,004,411)	$889,283	$(1,731,139)
Institutional Class
Shares	298,409	(336,496)	77,050	38,963
Value	$3,811,798	$(4,363,189)	$979,300	$427,909

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2018 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for the Moderate Growth Fund for the fiscal year ended February 28, 2018 were as follows:

	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Class A
Shares	33,370	(92,110)	1,335	(57,405)
Value	$353,813	$(956,198)	$14,364	$(588,021)
Class C
Shares	17,949	(41,891)	85	(23,857)
Value	$184,450	$(432,153)	$915	$(246,788)
Institutional Class
Shares	104,718	(53,783)	6,660	57,595
Value	$1,095,648	$(565,163)	$71,726	$602,211

4.	INVESTMENT TRANSACTIONS

For the six month period ended August 31, 2018, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Growth Fund	$13,456,171	$17,350,338
Moderate Growth Fund	3,763,617	3,604,999

There were no government securities purchased or sold during the period.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser will receive a monthly management fee equal to an annual rate of 0.95% of the Growth Fund’s net assets and an annual rate of 0.80% of the Moderate Growth Fund’s net assets

The Adviser and the Funds had entered into an Expense Limitation Agreement (“Expense Agreement”) under which the Adviser had agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limited annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds' business, interest and dividend expense on securities sold short, and amounts, if any, pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended) to not more than 1.05% for Class A shares, Class C shares, and Institutional Class Shares, respectively, of the average daily net assets of the Growth Fund and the Moderate Growth Fund through at least June 30, 2019. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. Please see the table below for information regarding the management fees earned, fee waivers and recoupments, and expenses reimbursed during the six month period ended August 31, 2018, as well as amounts due to (from) the Adviser at August 31, 2018.

	Growth Fund	Moderate Growth Fund
Management fees earned	$187,880	$32,456
Fees waived and expenses reimbursed	65,842	54,312
Fees recouped	—	—
Payable to (Due from) Adviser	19,806	(4,514)

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2018 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

If, at any time, the annualized expenses of the Funds are less than the annualized expense limitation ratios, the Funds would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for the Funds, and (b) can be repaid without causing the expenses of the Funds to exceed the annualized expense limitation ratios. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, are as follows:

	February 28, 2019	February 29, 2020	February 28, 2021	February 28, 2022	Totals
Growth Fund	$—	$9,539	$112,166	$65,842	$187,547
Moderate Growth Fund	64,416	83,931	107,247	54,312	309,906

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Funds including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records.

For the six month period ended August 31, 2018, the Funds accrued servicing fees, including out of pocket expenses, and have amounts payable to M3Sixty as follows.

	Growth Fund	Moderate Growth Fund
Service fees accrued	$46,502	$34,949
Service fees payable	3,211	2,044

Certain officers and a Trustee of the Funds are also employees of M3Sixty.

The Funds have entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“M3SixtyD”). Pursuant to the Distribution Agreement, M3SixtyD provides distribution services to the Funds. M3SixtyD serves as underwriter/distributor of the Funds.

M3SixtyD is an affiliate of M3Sixty.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. The Funds may expend up to 1.00% for Class C shares and up to 0.25% for Class A shares of the Funds’ average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares of the Funds took effect March 27, 2013 for the Growth Fund and March 31, 2015 for the Moderate Growth Fund. For the six month period ended August 31, 2018, the Funds accrued 12b-1 expenses attributable to Class A shares and Class C shares as follows.

	Class A	Class C
Growth Fund	$10,625	$70,208
Moderate Growth Fund	1,677	2,052

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at August 31, 2018 were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Growth Fund	$34,455,268	$4,462,464	$(107,045)	$4,355,419
Moderate Growth Fund	7,198,471	533,124	(63,747)	469,377

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2018 (Unaudited)

6.	TAX MATTERS (continued)

The differences between book basis unrealized appreciation and tax-basis unrealized appreciation for the Funds are attributable primarily to the tax deferral of losses on wash sales.

The Funds did not pay any distributions during the six month period ended August 31, 2018.

The tax character of distributions paid by the Funds during the fiscal year ended February 28, 2018 were as follows:

	Long-Term Capital Gains	Ordinary Income
Growth Fund	$1,651,834	$1,229,941
Moderate Growth Fund	16,500	82,517

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of February 28, 2018, the Funds’ most recent fiscal year end, the components of distributable earnings presented on an income tax basis were as follows:

	Undistributed/ (Accumulated) Ordinary Income/(Loss)	Undistributed Long-Term Capital Gains/(Capital Loss Carryforwards)	Post-October Capital Losses & Post-December Ordinary Loss	Net Unrealized Appreciation	Total Distributable Earnings
Growth Fund	$772,930	$1,092,994	$(91,033)	$3,706,886	$5,481,777
Moderate Growth Fund	98,976	61,212	(6,681)	399,490	552,997

The undistributed ordinary income and capital gains (losses) shown may differ from corresponding accumulated net investment income and accumulated net realized gain (loss) reported on the statements of assets and liabilities due to certain temporary book/tax differences due to the tax deferral of losses on wash sales and post-December ordinary losses.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of February 28, 2018, the Funds elected to defer net capital losses and net ordinary losses as indicated in the chart below:

	Post-October Losses		Post-December Losses
	Deferred	Utilized	Deferred	Utilized
Growth Fund	$—	$—	$91,033	$97,638
Moderate Growth Fund	—	1,206	6,681	7,421

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of February 28, 2018, the Funds had no capital loss carryforwards for federal income tax purposes.

7.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

Stringer Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

August 31, 2018 (Unaudited)

8.	SUBSEQUENT EVENTS

On September 21, 2018, a Special Meeting of Shareholders of the Trust was held for the purpose of voting on the following proposal:

Proposal 1: To elect six Trustees to the Board of Trustees of the Trust. The Nominees are as follows:

Arthur Falk

Tom M. Wirtshafter

Gary DiCenzo

Steven D. Poppen

Randall K. Linscott

Thomas J. Schmidt

The total number of shares of the Trust present in person or by proxy represented approximately 67.37% of the Trust’s shares entitled to vote at the Special Meeting. The shareholders of the Trust voted to approve Proposal 1. The votes cast by the Trust’s shareholders with respect to Proposal 1 were as follows:

Proposal 1	For	Against	Abstain
Arthur Falk	11,600,022	726	180,762
Tom M. Wirtshafter	11,600,022	726	180,762
Gary DiCenzo	11,600,022	726	180,762
Steven D. Poppen	11,598,966	—	180,762
Randall K. Linscott	11,600,022	—	180,762
Thomas J. Schmidt	11,600,022	—	180,762

In accordance with GAAP, Management has evaluated the impact of all other subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Stringer Funds	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

August 31, 2018 (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information – There were no distributions paid by the Funds during the six month period ended August 31, 2018.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2019 to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their own tax advisors.

Stringer Funds	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

August 31, 2018 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. This section provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively, as well as the entities that provide services to the Funds. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling (877) 244-6235.

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended from each Fund. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The Trust reimburses each Trustee and officer for their travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From each Stringer Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Stringer Funds Paid to Trustees[2]
Independent Trustees
Arthur Falk	$1,150	None	None	$2,300
Tom M. Wirtshafter	$1,150	None	None	$2,300
Gary DiCenzo	$1,150	None	None	$2,300
Steven D. Poppen[3]	None	None	None	None
Thomas J. Schmidt[3]	None	None	None	None
Interested Trustees
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to the twelve Funds of the Trust.

2 Figures are for the six month period ended August 31, 2018.

3 Elected as Independent Trustee on September 21, 2018.

Stringer Funds	SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses - (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectuses.

Expenses and Value of a $1,000 Investment for the period from 03/01/18 through 08/31/18

Growth Fund:	Beginning Account Value (03/01/2018)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2018)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+3.72%)	$1,000.00	1.30%	$1,037.20	$6.68
Class C (+3.35%)	$1,000.00	2.05%	$1,033.50	$10.51
Institutional Class (+3.86%)	$1,000.00	1.05%	$1,038.60	$5.40
Hypothetical 5% Fund Return
Class A	$1,000.00	1.30%	$1,018.70	$6.61
Class C	$1,000.00	2.05%	$1,014.90	$10.41
Institutional Class	$1,000.00	1.05%	$1,019.90	$5.35

(a)	Expenses are equal to the Growth Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Moderate Growth Fund:	Beginning Account Value (03/01/2018)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2018)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+2.90%)	$1,000.00	1.30%	$1,029.00	$6.65
Class C (+2.53%)	$1,000.00	2.05%	$1,025.30	$10.46
Institutional Class (+3.08%)	$1,000.00	1.05%	$1,030.80	$5.37

Stringer Funds	SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses - (Unaudited)(continued)

Moderate Growth Fund:	Beginning Account Value (03/01/2018)	Annualized Expense Ratio for the Period	Ending Account Value (08/31/2018)	Expenses Paid During Period (a)
Hypothetical 5% Fund Return
Class A	$1,000.00	1.30%	$1,018.70	$6.61
Class C	$1,000.00	2.05%	$1,014.90	$10.41
Institutional Class	$1,000.00	1.05%	$1,019.90	$5.35

(a)	Expenses are equal to the Moderate Growth Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Funds’ prospectuses dated June 28, 2018 for the Funds were as follows:
Stringer Growth Fund Class A, gross of fee waivers or expense reimbursements	1.90%
Stringer Growth Fund Class A, after waiver and reimbursement*	1.57%
Stringer Growth Fund Class C, gross of fee waivers or expense reimbursements	2.65%
Stringer Growth Fund Class C, after waiver and reimbursement*	2.32%
Stringer Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	1.65%
Stringer Growth Fund Institutional Class, after waiver and reimbursement*	1.32%
Stringer Moderate Growth Fund Class A, gross of fee waivers or expense reimbursements	3.12%
Stringer Moderate Growth Fund Fund Class A, after waiver and reimbursement*	1.55%
Stringer Moderate Growth Fund Class C, gross of fee waivers or expense reimbursements	3.87%
Stringer Moderate Growth Fund Class C, after waiver and reimbursement*	2.30%
Stringer Moderate Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	2.87%
Stringer Moderate Growth Fund Institutional Class, after waiver and reimbursement*	1.30%

* Stringer Asset Management, LLC (the “Adviser”) entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired funds fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, interest and dividend expense on securities sold short, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (the “1940 Act”)) to not more than 1.05% until and through at least June 30, 2019. Subject to approval by the Funds’ Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Funds within the three fiscal years following the year in which such waiver occurred, if the Funds are able to make the payment without exceeding the 1.05% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the six month period ended August 31, 2018 were 1.63%, 2.38% and 1.38% for the Stringer Growth Fund Class A, Stringer Growth Fund Class C and Stringer Growth Fund Institutional Class shares, respectively. Total Gross Operating Expenses (Annualized) during the six month period ended August 31, 2018 were 2.64%, 3.39% and 2.39% for the Stringer Moderate Growth Fund Class A, Stringer Growth Fund Class C and Stringer Growth Fund Institutional Class shares, respectively. Please see the Information About Your Funds’ Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosures during the six month period ended August 31, 2018.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Stringer Asset Management, LLC

5050 Poplar Avenue

Suite 1103

Memphis, TN 38157

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	INVESTMENTS.

Included in the Semi-Annual Report to Shareholders filed under item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable, as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable, as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable, as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable, as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: November 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy. Linscott
Principal Executive Officer
Date: November 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Justin Thompson
By Justin Thompson
Principal Financial Officer
Date: November 7, 2018